Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis Of Income And Expense [Abstract]
Energy purchases	$ (5,737,604)	$ (3,940,466)	$ (2,442,519)
Fuel consumption	(226,843)	(229,308)	(362,156)
Transportation costs	(1,055,431)	(634,118)	(394,097)
Costs from construction contracts	(833,313)	(753,389)	(399,408)
Other raw materials and consumables	(289,582)	(325,507)	(270,038)
Raw Materials and Consumables Used	$ (8,142,773)	$ (5,882,788)	$ (3,868,218)